united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	2/28

Date of reporting period:	8/31/24

Item 1. Reports to Stockholders.

(a)

FM Focus Equity ETF

(FMCX) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about FM Focus Equity ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.FMCX.com. You can also request this information by contacting us at 1-888-530-2448. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$37	0.70%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the six months ended 8/31/24, FMCX returned 8.1% vs. 11.6% for the S&P500 Index and 9.0% for the S&P Equal Weight index. FMCX’s underperformance in the period was driven by: i) certain individual holdings lagging and ii) the growing concentration of the so-called "Magnificent7" driving an outsized portion (44%) of the S&P 500 Index in the period.

The largest contributors to FMCX's performance in the period (enumerated with return contribution) were: KKR +2.3%, VLTO +1.6%, AZPN +1.5%, ORCL +1.2%, and BRK/A +1.2%. The largest detractors to performance in the period were: NICE -1.7%, MCD -0.7%, LULU -0.6%, NKE -0.5%, and KEYS -0.3%.

KKR, which appreciated 26.5% in the period, has remained FMCX’s top holding since launch. We seized upon additional opportunities presented by market volatility during the summer to add to existing holdings where we continue to have high conviction, as well as to initiate new positions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FM Focus Equity ETF - NAV
S&P 500® Index
$15,000
$10,000
$5,000
$0
$13,732
$12,440
04/22/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
08/31/24

	FM Focus Equity ETF - NAV	S&P 500® Index
04/22/22	$10,000	$10,000
06/30/22	$8,892	$8,892
09/30/22	$8,408	$8,458
12/31/22	$8,938	$9,097
03/31/23	$9,419	$9,779
06/30/23	$10,191	$10,634
09/30/23	$9,701	$10,286
12/31/23	$10,898	$11,489
03/31/24	$11,845	$12,701
06/30/24	$11,754	$13,246
08/31/24	$12,440	$13,732

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	8.05%	22.36%	9.70%
FM Focus Equity ETF - Market Price	8.08%	22.42%	9.71%
S&P 500® Index	11.59%	27.14%	14.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$97,572,539
Number of Portfolio Holdings	30
Advisory Fee	$325,335
Portfolio Turnover	26%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	2.1%
Reit	3.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
39.4%
Financials
16.2%
Consumer Discretionary
13.6%
Industrials
12.3%
Communications
8.8%
Materials
4.0%
Real Estate
3.1%
Money Market Funds
2.1%
Consumer Staples
0.5%

Value	Value
Consumer Staples	0.5%
Money Market Funds	2.1%
Real Estate	3.1%
Materials	4.0%
Communications	8.8%
Industrials	12.3%
Consumer Discretionary	13.6%
Financials	16.2%
Technology	39.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KKR & Company, Inc.	7.4%
Microsoft Corporation	6.2%
Aspen Technology, Inc.	6.1%
Berkshire Hathaway, Inc., Class A	5.9%
Nice Ltd.	4.9%
Lowe's Companies, Inc.	4.8%
Take-Two Interactive Software, Inc.	4.7%
Salesforce, Inc.	4.6%
Veralto Corporation	4.2%
General Electric Company	4.2%

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus dated June 28, 2024 or call us at 1-888-530-2448. Effective May 2, 2024, Ryan Dofflemeyer no longer serves as a member of the Fund's Trading Sub-Adviser team. Rafael Zayas and Austin Wen of the Fund's Trading Sub-Adviser implement the portfolio manager's decisions. Effective June 28, 2024, FMC Excelsior Focus Equity ETF’s name changed to “FM Focus Equity ETF."

FM Focus Equity ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.FMCX.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-FMCX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FM Focus Equity ETF

(formerly known as FMC Excelsior Focus Equity ETF)

FMCX

Semi-Annual Financial Statements

August 31, 2024

1-888-530-2448

www.firstmanhattan.com

FM FOCUS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9%
	APPAREL & TEXTILE PRODUCTS - 2.0%
23,385	NIKE, Inc., Class B	$1,948,438

	ASSET MANAGEMENT - 7.4%
57,904	KKR & Company, Inc.	7,166,778

	CHEMICALS - 4.0%
8,239	Linde plc	3,940,302

	DIVERSIFIED INDUSTRIALS - 4.2%
23,446	General Electric Company	4,094,141

	ELECTRICAL EQUIPMENT - 1.6%
2,638	GE Vernova, LLC(a)	530,238
12,191	Vertiv Holdings Company	1,012,219
		1,542,457
	ENTERTAINMENT CONTENT - 4.7%
28,305	Take-Two Interactive Software, Inc.(a)	4,577,202

	FOOD - 0.4%
2,300	Hershey Company (The)	444,038

	INFRASTRUCTURE REIT - 3.1%
13,629	American Tower Corporation, A	3,053,714

	INSURANCE - 8.8%
8	Berkshire Hathaway, Inc., Class A(a)	5,722,399
10,102	Chubb Ltd.	2,870,786
		8,593,185
	INTERNET MEDIA & SERVICES - 4.1%
8,539	Alphabet, Inc., Class A	1,395,102
15,739	Alphabet, Inc., Class C	2,598,666
		3,993,768

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	LEISURE FACILITIES & SERVICES - 1.5%
15,038	Starbucks Corporation	$1,422,144

	MACHINERY - 4.2%
36,759	Veralto Corporation	4,132,813

	RETAIL - DISCRETIONARY - 10.2%
403	AutoZone, Inc.(a)	1,282,136
18,847	Lowe’s Companies, Inc.	4,683,479
3,514	O’Reilly Automotive, Inc.(a)	3,970,715
		9,936,330
	SEMICONDUCTORS - 7.6%
18,167	Applied Materials, Inc.	3,583,622
23,785	Broadcom, Inc.	3,872,674
		7,456,296
	SOFTWARE - 27.0%
3,000	ANSYS, Inc.(a)	964,260
25,266	Aspen Technology, Inc.(a)	5,915,781
14,527	Microsoft Corporation	6,059,792
27,721	Nice Ltd. - ADR(a)	4,816,247
28,458	Oracle Corporation	4,020,831
17,989	Salesforce, Inc.	4,549,418
		26,326,329
	TECHNOLOGY HARDWARE - 1.9%
8,316	Apple, Inc.	1,904,364

	TECHNOLOGY SERVICES - 2.9%
5,440	S&P Global, Inc.	2,792,026

	TRANSPORTATION & LOGISTICS - 2.3%
8,750	Union Pacific Corporation	2,240,788

	TOTAL COMMON STOCKS (Cost $76,430,622)	95,565,113

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
2,012,543	Goldman Sachs Financial Square Government Fund, Class FST, 5.19% (Cost $2,012,543)(b)	$2,012,543

	TOTAL INVESTMENTS - 100.0% (Cost $78,443,165)	$97,577,656
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(c)	(5,117)
	NET ASSETS - 100.0%	$97,572,539

ADR	- American Depository Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.
(c)	Percentage rounds to greater than (0.1)%.

See accompanying notes to financial statements.

FM Focus Equity ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

August 31, 2024

ASSETS
Investment securities:
At cost	$78,443,165
At value	$97,577,656
Dividends and interest receivable	50,856
TOTAL ASSETS	97,628,512

LIABILITIES
Investment advisory fees payable	55,973
TOTAL LIABILITIES	55,973
NET ASSETS	$97,572,539

Net Assets Consist Of:
Paid in capital	$69,478,915
Accumulated earnings	28,093,624
NET ASSETS	$97,572,539

Net Asset Value Per Share:
Net Assets	$97,572,539
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,220,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$30.30

See accompanying notes to financial statements.

FM Focus Equity ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended August 31, 2024

INVESTMENT INCOME
Dividends	$345,412
Interest	99,233
Less: Foreign withholding taxes	(3,417)
TOTAL INVESTMENT INCOME	441,228

EXPENSES
Investment advisory fees	325,335
TOTAL EXPENSES	325,335

NET INVESTMENT INCOME	115,893

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
In-kind redemptions	6,990,110
Investments	1,111,004
8,101,114

Net change in unrealized depreciation on investments	(649,549)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,451,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,567,458

See accompanying notes to financial statements.

FM Focus Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$115,893	$357,910
Net realized gain on investments	8,101,114	25,728,089
Net change in unrealized depreciation on investments	(649,549)	(8,004,020)
Net increase in net assets resulting from operations	7,567,458	18,081,979

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(91,770)	(1,136,968)
Net decrease in net assets resulting from distributions to shareholders	(91,770)	(1,136,968)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	36,677,089	71,549,596
Cost of shares redeemed	(36,413,397)	(70,904,155)
Net increase in net assets resulting from shares of beneficial interest	263,692	645,441

TOTAL INCREASE IN NET ASSETS	7,739,380	17,590,452

NET ASSETS
Beginning of Period	89,833,159	72,242,707
End of Period	$97,572,539	$89,833,159

SHARE ACTIVITY
Shares Sold	1,305,000	2,895,000
Shares Redeemed	(1,285,000)	(2,850,000)
Net increase in shares of beneficial interest outstanding	20,000	45,000

See accompanying notes to financial statements.

FM Focus Equity ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Period Ended February 28, 2023(1)
Net asset value, beginning of period	$28.07	$22.90	$25.01

Activity from investment operations:
Net investment income (2)	0.04	0.12	0.04
Net realized and unrealized gain (loss) on investments	2.22	5.41	(1.88)
Total from investment operations	2.26	5.53	(1.84)

Less distributions from:
Net investment income	(0.03)	(0.12)	(0.03)
Net realized gains	-	(0.24)	(0.24)
Total distributions	(0.03)	(0.36)	(0.27)

Net asset value, end of period	$30.30	$28.07	$22.90

Market price, end of period	$30.32	$28.08	$22.93

Total return (4)(6)	8.05%	24.25%	(7.34)%

Market price total return (4)(7)	8.08%	24.11%	(7.24)%

Net assets, at end of period (000s)	$97,573	$89,833	$72,243

Ratio of net expenses to average net assets (3)	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets (3)	0.25%	0.45%	0.19%
Portfolio Turnover Rate (4)(5)	26%	53%	77%

(1)	The FM Focus Equity ETF commenced operations on April 22, 2022.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized for periods less than one year.
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(7)	Market price total return is calculated using the closing price and accounts for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

FM Focus Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2024

1.	ORGANIZATION

The FM Focus Equity ETF (the “Fund”), formerly known as “FMC Excelsior Focus Equity ETF”, is a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks long-term capital appreciation. The investment objective is non-fundamental. The Fund commenced operations on April 22, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including, Accounting Standards Update 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

FM Focus Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

FM Focus Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2024 for the Fund’s assets measured at value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$95,565,113	$-	$-	$95,565,113
Short Term Investment	2,012,543	-	-	2,012,543
Total	$97,577,656	$-	$-	$97,577,656

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

In-Kind Seeding – The seeding (capital required to fund initial creation units to commence trading) of the Fund was provided by in-kind seeding. The particulars of the in-kind seeding are described below:

The Fund was seeded through the exchange of ETF shares for the securities held by various separately managed accounts (“SMAs”) on April 22, 2022. The transactions were structured as tax-free exchanges of shares. The Fund carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the SMAs prior to the transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

The transaction resulted in the following:

Initial Fair Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
$76,404,948	$27,263,702	$49,141,246

The above securities were contributed at fair value of $76,404,948 and unrealized appreciation of $49,141,246, in exchange for 3,055,000 shares at a NAV of $25.01.

FM Focus Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes all of its taxable income to shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s February 29, 2024 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash – The Fund considers its investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency

FM Focus Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund were as follows:

Purchases	Sales
$53,376,840	$22,944,591

For the six months ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Fund were as follows:

Purchases	Sales
$253,483	$27,597,010

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board. First Manhattan Co. LLC (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Vident Advisory, LLC dba Vident Asset Management, as the trading sub-adviser (the “Sub-Adviser”), to trade portfolio securities for the Fund in accordance with instructions provided by the Adviser and select broker-dealers to execute purchase and sale transactions. The Trust has entered into a Global Custody Agreement with State Street Bank and Trust Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Fund.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of it’s average daily net assets. For the six months ended August 31, 2024, the Adviser earned $325,335 in investment advisory fees.

FM Focus Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule 12b-1 fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses. The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) - UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pay UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Each Trustee who is not affiliated with the Trust (“Independent Trustees”) or the Adviser receives quarterly fees. For the six months ended August 31, 2024, the Independent Trustees received fees in the amount of $5,377 from the Fund paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 5,000 shares. Only Authorized Participants or transactions done through an Authorized

FM Focus Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund is listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$100	2.00%*

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods were as follows:

	Fiscal Year Ended February 29, 2024	Fiscal Period Ended February 28, 2023
Ordinary Income	$370,411	$84,060
Long-Term Capital Gain	766,557	743,478
Return of Capital	-	-
	$1,136,968	$827,538

As of February 29, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$16,245	$886,678	$-	$-	$-	$19,715,013	$20,617,936

FM Focus Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended February 29, 2024, as follows:

Paid In Capital	Distributable Earnings
$24,237,366	$(24,237,366)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Net Unrealized Appreciation
$78,512,192	$19,495,035	$(429,571)	$19,065,464

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies is available without charge, upon request, by calling 1-888 -530-2448 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.fmcx.com.

INVESTMENT ADVISER

First Manhattan Co. LLC

399 Park Avenue, 27th Floor

New York, NY 10022

INVESTMENT SUB-ADVISER

Vident Advisory, LLC

1125 Sanctuary Pkwy, Suite 515

Alpharetta, GA 30009

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99.CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust IV

By (Signature and Title)	/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	11/08/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	11/08/24

By (Signature and Title)	/s/ Sam Singh
Sam Singh Principal Financial Officer/Treasurer

Date	11/08/24